Financial Liabilities - Promissory Notes (Details) - EUR (€)	Dec. 31, 2019	Dec. 31, 2018
Promissory Notes Maturing May 2019
Borrowings
Nominal amount of promissory notes		€ 3,000
Borrowings, interest rate		4.00%
Promissory notes subscribed		€ 99,990,000
Buy back		(1,041,000)
Interest pending accrual		€ (1,304,000)
Promissory Notes Maturing May 2020
Borrowings
Nominal amount of promissory notes	€ 3,000
Borrowings, interest rate	5.00%
Promissory notes subscribed	€ 103,122,000
Buy back	(1,170,000)
Interest pending accrual	€ (1,686,000)